Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 33,219	¥ 50,319	¥ 52,622
Certificates of Deposit, at Carrying Value			24,218
Buildings with carrying value	¥ 52,818	¥ 56	¥ 60,328